GROUP ANNUITY CONTRACT WITH PRINCIPAL LIFE INSURANCE COMPANY (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Contract value	$ 6,832	$ 6,233
Guaranteed Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Crediting rate	4.65%	4.75%
Contract value	$ 6,832	$ 6,233
Surrender charge	5.00%